Cash Flow Information - Schedule Of Debt Reconciliation (Detail) - BRL (R$) R$ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt balance Opening	R$ 1,472,714	R$ 876,147	R$ 876,147	R$ 867,024
Acquisitions / Issuance	45,129	505,694	524,196	725,370	R$ 826,000
Write-off	(78,322)
Payments	(530,798)	(101,047)	(135,147)	(689,634)
Repurchase	(64,717)
Revaluation	(10,050)
Net foreign exchange differences	32,675	6,460	3,085	(35,091)	35,116
Interest accrued	46,057	62,600	84,367	62,663	5,908
Interest paid	(62,015)	(16,386)	(28,428)	(54,185)
Total debt balance end	850,674	1,481,962	1,472,714	876,147	867,024
New IFRS [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt balance Opening		1,024,641	1,024,641
Change in accounting policy (Note 3.xxi)				148,494
Total debt balance end				1,024,641
Borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt balance Opening	382,078	469,609	469,609	867,024
Acquisitions / Issuance				325,370	826,000
Payments	(84,895)	(74,853)	(85,353)	(689,634)
Net foreign exchange differences				(35,091)	35,116
Interest accrued	10,281	20,869	26,250	56,125	5,908
Interest paid	(10,067)	(16,386)	(28,428)	(54,185)
Total debt balance end	297,397	399,239	382,078	469,609	R$ 867,024
Borrowings [member] | New IFRS [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt balance Opening		469,609	469,609
Total debt balance end				469,609
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt balance Opening	255,406
Acquisitions / Issuance	45,129	105,694	124,196
Write-off	(78,322)
Payments	(45,903)	(26,194)	(37,979)
Revaluation	(10,050)
Net foreign exchange differences	32,675	6,460	3,085
Interest accrued	15,648	12,447	17,610
Total debt balance end	214,583	246,901	255,406
Lease liabilities [member] | New IFRS [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt balance Opening		148,494	148,494
Change in accounting policy (Note 3.xxi)				148,494
Total debt balance end				148,494
Debentures [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt balance Opening	835,230	406,538	406,538
Acquisitions / Issuance		400,000	400,000	400,000
Payments	(400,000)		(11,815)
Repurchase	(64,717)
Interest accrued	20,128	29,284	40,507	6,538
Interest paid	(51,948)
Total debt balance end	R$ 338,693	835,822	835,230	406,538
Debentures [member] | New IFRS [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Total debt balance Opening		R$ 406,538	R$ 406,538
Total debt balance end				R$ 406,538